6. Convertible Promissory Notes	12 Months Ended
Dec. 31, 2016
Notes
6. Convertible Promissory Notes

6. CONVERTIBLE PROMISSORY NOTES

Pursuant to a term sheet offering of up to $2,000,000, during the year ended December 31, 2015, the Company issued convertible promissory notes to various accredited investors amounting to $1,368,978 in face value. These notes had a maturity date of 24 months and carried an annual interest rate of 11%. The note holders had the right to convert any outstanding and unpaid principal portion of the note, and accrued interest, into fully paid and non-assessable shares of common stock any time until the note was fully paid. The note had a conversion price initially set at $1.78. Upon any future financings completed by the Company, the conversion price was to reset to 75% of the future financing pricing. These notes did not contain prepayment penalties upon redemption. These notes were secured by all of the present and after acquired property of the Company. However, the Company could force conversion of these notes, if during the term of the agreement, the Company completed a public listing and the Common Share price exceeded the conversion price for at least 20 consecutive trading days. At the closing of the Notes, the Company issued cash (7%) and warrants (7% of the number of Common Shares into which the Notes may be converted) to a broker. The broker received 3% in cash and warrants for those investors introduced by the Company. The warrants have a term of 24 months and a similar reset provision based on future financings.

Pursuant to the conversion provisions, in August 2016, the Company converted the promissory notes, in the aggregate face value of $1,368,978, into 912,652 shares of common shares as detailed below. The fair value of the common shares was $2,907,912 and $1,538,934 was allocated to the related derivative liabilities (see Note 7) and the balance to the carrying value of the notes.

Accreted value of convertible promissory notes as of December 31, 2015	$783,778
Accretion expense	585,200
Conversion of the notes transferred to equity	(1,368,978)
Face value of convertible promissory notes as of December 31, 2016	$ -

In March 2016, the Company commenced a bridge offering of up to an aggregate of $2,500,000 of convertible promissory notes.  As at December 31, 2016, the Company issued to various investors notes in the aggregate face value of $2,230,000 (the “Bridge Notes”). The Bridge Notes have a maturity date of 12 months and carry an annual interest rate of 10%. Interest expense of $196,650 for the year ended December 31, 2016 is included in general and administrative expenses (2015: $32,837). In addition, interest accrual of $100,426 is included in accrued liabilities as at December 31, 2016 (2015:$nil). The Bridge Notes principal is paid in cash and all outstanding accrued interest is converted into common stock based on the average of the lowest 3 trading days volume weighted average price over the last 10 trading days plus an embedded warrant at maturity. All the outstanding principal and accrued interest shall convert into units/securities upon the consummation of a qualified financing, based upon the lesser of: (i) $1.65 per units/securities and (ii) the quotient obtained by dividing (x) the balance on the Forced Conversion date multiplied by 1.20 by (y) the actual price per unit/security in the qualified financing.

Upon the maturity date of the notes, the Company will also issue warrants exercisable into a number of shares of the Company securities equal to (i) in the case of a qualified financing, the number of shares issued upon conversion of the note and (ii) in all other cases, the number of shares of the Company's common stock equal to the quotient obtained by dividing the outstanding balance by 2.00.

In connection with the Bridge Notes offering, the Company incurred a brokerage commission expense of $155,300.

During the year ended December 31, 2016:
Face value of convertible promissory notes issued	$ 2,230,000
Day one derivative loss recognized during the year	26,309
Discount recognized at issuance due to embedded derivatives	(1,155,659)
Financing costs	(155,300)
Accretion expense	363,363
Accreted value of convertible promissory notes as of December 31, 2016	$ 1,308,712

The embedded conversion features and reset feature in the notes and broker warrants have been accounted for as a derivative liability based on FASB guidance (see Note 7).